Employee Benefits (Summary of Expenses for Bank's Defined Contribution Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 248	$ 225	$ 589	$ 551
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	92	85	203	191
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 156	$ 140	$ 386	$ 360